UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

414-516-1645

Registrant’s telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period: January 31, 2026

Item 1. Reports to Stockholders.

(a)

US Vegan Climate ETF
VEGN (Principal U.S. Listing Exchange: CBOE )
Semi-Annual Shareholder Report | January 31, 2026
This semi-annual shareholder report contains important information about the US Vegan Climate ETF for the period of August 1, 2025, to January 31, 2026. You can find additional information about the Fund at https://veganetf.com/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
US Vegan Climate ETF	$32	0.60%
*	Annualized
HOW DID THE FUND PERFORM DURING THE PERIOD?
The largest contributor to performance was Alphabet, which rose 75.5% over the fiscal period, while Apple, Broadcom, Advanced Micro Devices and Micron Technology all contributed meaningfully to performance. Detractors were principally Service Now, Intuit Inc and Oracle, with holdings in Salesforce and Strategy Inc resulting in minor losses.
Among exclusion categories, the main contributions to performance came from avoiding financial stocks exposed to fossil fuels and animal exploitation, and companies involved in animal testing and fossil fuels exploration and production. Meanwhile, avoidance of animal-derived products and animals in sport and entertainment harmed performance. This accords with the sector attribution, which showed benefits from being underweight healthcare and energy stocks during the fiscal period, whereas the underweights in consumer staples and materials stocks were an offset.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses, were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/09/2019)
US Vegan Climate ETF NAV	11.89	13.13	15.85
S&P 500 TR	16.35	14.99	15.91
Beyond Investing US Vegan Climate GTR Index	12.67	13.89	16.66
Visit https://veganetf.com/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
US Vegan Climate ETF	PAGE 1	TSR-SAR-26922A297

KEY FUND STATISTICS (as of January 31, 2026)

Net Assets	$138,221,061
Number of Holdings	269
Net Advisory Fee	$395,022
Portfolio Turnover	13%
30-Day SEC Yield	0.13%
30-Day SEC Yield Unsubsidized	0.13%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)

Top 10 Issuers	(% of Net Assets)
Micron Technology, Inc.	6.6%
Alphabet, Inc.	5.1%
NVIDIA Corp.	4.5%
Advanced Micro Devices, Inc.	4.4%
Mastercard, Inc.	4.4%
Visa, Inc.	4.3%
Broadcom, Inc.	4.2%
Apple, Inc.	4.1%
Cisco Systems, Inc.	4.1%
International Business Machines Corp.	4.0%

Top Sectors	(% of Net Assets)
Technology	47.8%
Financial	20.3%
Communications	17.3%
Consumer, Non-cyclical	7.0%
Industrial	4.7%
Consumer, Cyclical	2.3%
Energy	0.1%
Utilities	0.1%
Cash & Other	0.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://veganetf.com/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Beyond Investing, LLC documents not be householded, please contact Beyond Investing, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Beyond Investing, LLC or your financial intermediary.
US Vegan Climate ETF	PAGE 2	TSR-SAR-26922A297

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

US Vegan Climate ETF (Ticker: VEGN)
Semi-Annual Financial Statements and Additional Information
January 31, 2026 (Unaudited)

US VEGAN CLIMATE ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.6%
Communications - 17.3%
Alphabet, Inc. - Class A	20,769	$7,019,922
AppLovin Corp. - Class A(a)	1,381	653,365
Arista Networks, Inc.(a)	5,622	796,862
AST SpaceMobile, Inc.(a)	1,181	131,339
AT&T, Inc.	144,180	3,778,958
Booking Holdings, Inc.	173	865,318
CDW Corp.	710	89,737
Charter Communications, Inc. - Class A(a)	491	101,205
Ciena Corp.(a)	761	191,627
Cisco Systems, Inc.	72,631	5,688,460
Comcast Corp. - Class A	19,931	592,947
DoorDash, Inc. - Class A(a)	1,842	376,910
eBay, Inc.	2,482	226,408
EchoStar Corp. - Class A(a)	665	75,291
Expedia Group, Inc.	641	169,763
F5 Networks, Inc.(a)	310	85,439
Gen Digital, Inc.	2,950	70,771
GoDaddy, Inc. - Class A(a)	721	72,475
Lyft, Inc. - Class A(a)	1,982	33,436
Match Group, Inc.	1,209	37,660
Omnicom Group, Inc.	1,044	80,430
Palo Alto Networks, Inc.(a)	3,650	645,941
Paramount Skydance Corp.	5,364	60,131
Pinterest, Inc. - Class A(a)	3,252	71,967
Reddit, Inc. - Class A(a)	683	123,124
Sirius XM Holdings, Inc.	1,040	21,164
Snap, Inc. - Class A(a)	5,794	40,153
T-Mobile US, Inc.	2,538	500,519
Trade Desk, Inc. - Class A(a)	2,404	72,913
Ubiquiti, Inc.	22	12,131
VeriSign, Inc.	435	106,240
Verizon Communications, Inc.	22,975	1,022,847
Versant Media Group, Inc.(a)	797	25,966
Zillow Group, Inc. - Class A(a)	259	16,120
Zillow Group, Inc. - Class C(a)	953	60,068
		23,917,607
Consumer, Cyclical - 2.3%
Allison Transmission Holdings, Inc.	453	49,241
AutoNation, Inc.(a)	148	30,337
BorgWarner, Inc.	1,171	55,517
CarMax, Inc.(a)	783	34,875
Copart, Inc.(a)	4,680	189,915
DR Horton, Inc.	1,432	213,139
Fastenal Co.	6,245	270,783
Ferguson Enterprises, Inc.	1,010	254,985
Genuine Parts Co.	742	103,131
Lennar Corp. - Class A	1,197	130,892
Lennar Corp. - Class B	43	4,354
Lithia Motors, Inc.	136	43,988
Live Nation Entertainment, Inc.(a)	863	125,523

	Shares	Value
LKQ Corp.	1,326	$43,559
National Vision Holdings, Inc.(a)	398	10,487
NVR, Inc.(a)	14	106,900
O’Reilly Automotive, Inc.(a)	4,613	453,965
PACCAR, Inc.	2,823	346,975
Planet Fitness, Inc. - Class A(a)	456	41,514
Pool Corp.	202	51,326
PulteGroup, Inc.	1,049	131,220
Rivian Automotive, Inc. - Class A(a)	4,329	63,853
Toll Brothers, Inc.	519	74,990
Warner Music Group Corp. - Class A	738	22,125
Watsco, Inc.	189	73,039
WW Grainger, Inc.	234	252,706
		3,179,339
Consumer, Non-cyclical - 7.0%
Affirm Holdings, Inc.(a)	1,328	80,078
Automatic Data Processing, Inc.	2,203	543,744
Avis Budget Group, Inc.(a)	93	10,694
Beyond Meat, Inc.(a)	2,252	1,719
Block, Inc.(a)	2,959	178,812
Celsius Holdings, Inc.(a)	890	46,707
Centene Corp.(a)	2,653	114,928
Cigna Group	1,425	390,607
elf Beauty, Inc.(a)	299	25,412
Equifax, Inc.	660	132,924
Ginkgo Bioworks Holdings, Inc.(a)	246	2,207
Global Payments, Inc.	1,310	93,979
H&R Block, Inc.	690	27,221
Hertz Global Holdings, Inc.(a)	1,549	7,590
Humana, Inc.	654	127,661
IQVIA Holdings, Inc.(a)	918	211,278
McKesson Corp.	676	561,898
Molina Healthcare, Inc.(a)	291	52,261
Moody’s Corp.	843	434,617
Natera, Inc.(a)	706	163,185
Omnicell, Inc.(a)	227	11,010
Robert Half, Inc.	507	17,547
S&P Global, Inc.	1,662	877,187
Tenet Healthcare Corp.(a)	472	89,340
Toast, Inc. - Class A(a)	2,521	78,428
TransUnion	1,057	83,524
United Rentals, Inc.	346	270,593
UnitedHealth Group, Inc.	17,108	4,908,798
Verisk Analytics, Inc.	756	164,400
		9,708,349
Energy - 0.1%
Enphase Energy, Inc.(a)	647	23,926
First Solar, Inc.(a)	553	124,713
Plug Power, Inc.(a)	6,282	13,286
Sunrun, Inc.(a)	1,160	22,040
		183,965

The accompanying notes are an integral part of these financial statements.

1

US VEGAN CLIMATE ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Financial - 20.3%
Aflac, Inc.	2,629	$291,688
Allstate Corp.	1,426	283,760
American Express Co.	11,074	3,899,931
American Tower Corp.	2,548	456,805
Ameriprise Financial, Inc.	511	269,394
Aon PLC - Class A	1,056	369,220
Arch Capital Group Ltd.(a)	1,946	186,894
Arthur J Gallagher & Co.	1,382	344,629
AvalonBay Communities, Inc.	772	137,161
Bank of New York Mellon Corp.	3,799	455,576
Brown & Brown, Inc.	1,558	112,332
Cboe Global Markets, Inc.	566	150,024
CBRE Group, Inc. - Class A(a)	1,613	274,742
Cincinnati Financial Corp.	837	134,665
Citizens Financial Group, Inc.	2,335	147,058
CME Group, Inc.	1,955	565,112
CoStar Group, Inc.(a)	2,271	139,667
Crown Castle, Inc.	2,362	205,045
Equinix, Inc.	529	434,272
Equity Residential	1,873	116,725
Erie Indemnity Co. - Class A	135	38,206
Essex Property Trust, Inc.	345	86,895
Extra Space Storage, Inc.	1,141	157,424
F&G Annuities & Life, Inc.	81	2,389
Fidelity National Financial, Inc.	1,407	76,527
Fifth Third Bancorp	3,592	180,390
Huntington Bancshares, Inc.	8,494	148,475
Interactive Brokers Group, Inc. - Class A	2,301	172,299
Invitation Homes, Inc.	3,119	83,371
Iron Mountain, Inc.	1,594	146,855
KeyCorp	5,074	109,192
Kimco Realty Corp.	3,594	75,762
LPL Financial Holdings, Inc.	431	157,100
M&T Bank Corp.	848	187,891
Markel Group, Inc.(a)	66	134,682
Marsh & McLennan Companies, Inc.	2,662	500,962
Mastercard, Inc. - Class A	11,191	6,029,599
MetLife, Inc.	3,030	239,006
Mid-America Apartment Communities, Inc.	634	85,146
Nasdaq, Inc.	2,331	225,851
Progressive Corp.	3,184	662,272
Prologis, Inc.	5,048	659,067
Prudential Financial, Inc.	1,914	212,665
Public Storage	858	236,971
Raymond James Financial, Inc.	979	162,377
Realty Income Corp.	4,978	304,454
Regency Centers Corp.	884	64,417
Regions Financial Corp.	4,850	138,225
Rocket Cos., Inc. - Class A	4,959	88,915
SBA Communications Corp.	576	106,047
Simon Property Group, Inc.	1,758	336,323

	Shares	Value
Sun Communities, Inc.	674	$85,888
Synchrony Financial	2,021	146,785
Tradeweb Markets, Inc. - Class A	634	65,346
Ventas, Inc.	2,466	191,534
Visa, Inc. - Class A	18,385	5,916,845
Welltower, Inc.	3,638	685,254
Willis Towers Watson PLC	528	167,624
		28,043,731
Industrial - 4.7%
A O Smith Corp.	615	45,196
Acuity, Inc.	164	50,715
Advanced Drainage Systems, Inc.	363	55,191
Allegion PLC	465	76,906
Amrize Ltd.(a)	2,684	141,232
Builders FirstSource, Inc.(a)	589	67,382
Cognex Corp.	912	35,331
Coherent Corp.(a)	689	146,192
Comfort Systems USA, Inc.	189	215,857
Crown Holdings, Inc.	626	65,530
Deere & Co.	1,342	708,576
Dover Corp.	744	149,909
EMCOR Group, Inc.	239	172,255
Energizer Holdings, Inc.	323	7,051
Expeditors International of Washington, Inc.	734	117,836
FedEx Corp.	1,180	380,255
Graco, Inc.	892	77,898
Graphic Packaging Holding Co.	1,591	23,308
Hubbell, Inc.	288	140,527
IDEX Corp.	408	81,008
ITT, Inc.	421	76,748
Jabil, Inc.	569	134,961
Johnson Controls International PLC	3,540	422,180
Lennox International, Inc.	168	83,173
Littelfuse, Inc.	131	42,413
Mettler-Toledo International, Inc.(a)	110	151,056
MSA Safety, Inc.	200	35,430
nVent Electric PLC	873	98,003
Otis Worldwide Corp.	2,135	182,372
Owens Corning	453	54,288
Rockwell Automation, Inc.	609	256,785
Saia, Inc.(a)	143	47,886
Silgan Holdings, Inc.	433	18,684
Simpson Manufacturing Company, Inc.	224	39,599
Smurfit WestRock PLC	2,782	115,815
Snap-on, Inc.	279	102,145
Stanley Black & Decker, Inc.	834	65,602
Symbotic, Inc.(a)	238	12,940
Toro Co.	529	48,404
Trane Technologies PLC	1,209	508,481
Trex Company, Inc.(a)	579	23,982
Trimble, Inc.(a)	1,292	87,339
United Parcel Service, Inc. - Class B	4,009	425,836
Vertiv Holdings Co. - Class A	1,886	351,136

The accompanying notes are an integral part of these financial statements.

2

US VEGAN CLIMATE ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrial - (Continued)
Westinghouse Air Brake Technologies Corp.	923	$212,419
XPO, Inc.(a)	630	93,309
		6,449,141
Technology - 47.8%(b)
Accenture PLC - Class A	3,376	890,049
Adobe, Inc.(a)	2,277	667,730
Advanced Micro Devices, Inc.(a)	25,638	6,069,284
Apple, Inc.	22,078	5,728,799
Applied Materials, Inc.	4,330	1,395,646
Astera Labs, Inc.(a)	702	105,735
Atlassian Corp. - Class A(a)	904	106,835
Autodesk, Inc.(a)	1,156	292,318
Bentley Systems, Inc. - Class B	880	30,906
Broadcom, Inc.	17,340	5,744,742
Broadridge Financial Solutions, Inc.	631	124,376
Cadence Design Systems, Inc.(a)	1,478	438,020
Cloudflare, Inc. - Class A(a)	1,677	297,416
Cognizant Technology Solutions Corp. - Class A	2,657	218,033
CoreWeave, Inc. - Class A(a)	1,298	120,961
Crowdstrike Holdings, Inc. - Class A(a)	1,338	590,600
Datadog, Inc. - Class A(a)	1,705	220,491
Dell Technologies, Inc. - Class C	1,612	184,477
Electronic Arts, Inc.	1,224	249,598
Fair Isaac Corp.(a)	127	185,823
Fidelity National Information Services, Inc.	2,843	157,076
Fiserv, Inc.(a)	2,942	187,494
Fortinet, Inc.(a)	3,354	272,546
Gartner, Inc.(a)	398	83,425
GLOBALFOUNDRIES, Inc.(a)	415	17,513
Guidewire Software, Inc.(a)	430	60,527
HubSpot, Inc.(a)	275	77,000
Intel Corp.(a)	25,443	1,182,336
International Business Machines Corp.	17,938	5,501,585
Intuit, Inc.	1,476	736,406
IonQ, Inc.(a)	1,843	73,683
KLA Corp.	714	1,019,549
Lam Research Corp.	6,856	1,600,602
Marvell Technology, Inc.	4,676	369,030
Microchip Technology, Inc.	2,880	218,650
Micron Technology, Inc.	21,916	9,092,510
MongoDB, Inc.(a)	428	158,929
Monolithic Power Systems, Inc.	249	279,913
MSCI, Inc.	406	247,343
NetApp, Inc.	1,084	104,443
Nutanix, Inc. - Class A(a)	1,364	53,646
NVIDIA Corp.	32,556	6,222,428
Okta, Inc.(a)	914	77,215
ON Semiconductor Corp.(a)	2,219	132,896
Oracle Corp.	26,778	4,407,123

	Shares	Value
Paychex, Inc.	1,749	$180,374
PTC, Inc.(a)	645	100,704
Pure Storage, Inc. - Class A(a)	1,687	117,314
ROBLOX Corp. - Class A(a)	3,349	220,230
Salesforce, Inc.	18,656	3,960,482
Samsara, Inc. - Class A(a)	1,768	49,592
Sandisk Corp.(a)	740	426,425
Seagate Technology Holdings PLC	1,080	440,305
ServiceNow, Inc.(a)	5,501	643,672
Snowflake, Inc. - Class A(a)	1,751	337,418
SS&C Technologies Holdings, Inc.	1,159	94,911
Strategy, Inc. - Class A(a)	1,433	214,534
Super Micro Computer, Inc.(a)	2,760	80,344
Synopsys, Inc.(a)	1,006	467,907
Take-Two Interactive Software, Inc.(a)	936	206,201
Teradyne, Inc.	865	208,508
Texas Instruments, Inc.	4,931	1,062,877
Twilio, Inc. - Class A(a)	787	94,802
Tyler Technologies, Inc.(a)	233	86,070
Veeva Systems, Inc. - Class A(a)	816	166,399
Western Digital Corp.	1,861	465,678
Workday, Inc. - Class A(a)	1,173	206,014
Zoom Communications, Inc. - Class A(a)	1,450	133,545
Zscaler, Inc.(a)	524	104,805
		66,064,818
Utilities - 0.1%
American Water Works Company, Inc.	1,099	141,914
TOTAL COMMON STOCKS (Cost $98,640,543)		137,688,864
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%
First American Government Obligations Fund - Class X, 3.61%(c)	489,764	489,764
TOTAL MONEY MARKET FUNDS (Cost $489,764)		489,764
TOTAL INVESTMENTS - 100.0% (Cost $99,130,307)		$138,178,628
Other Assets in Excess of Liabilities - 0.0%(d)		42,433
TOTAL NET ASSETS - 100.0%		$138,221,061

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of January 31, 2026.
(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

3

US VEGAN CLIMATE ETF
STATEMENT OF ASSETS AND LIABILITIES
January 31, 2026 (Unaudited)

ASSETS:
Investments, at value	$138,178,628
Dividends receivable	111,733
Dividend tax reclaims receivable	1,376
Total assets	138,291,737
LIABILITIES:
Payable to Adviser	70,676
Total liabilities	70,676
NET ASSETS	$ 138,221,061
Net Assets Consists of:
Paid-in capital	$100,097,392
Total distributable earnings	38,123,669
Total net assets	$ 138,221,061
Net assets	$138,221,061
Shares issued and outstanding(a)	2,250,000
Net asset value per share	$61.43
Cost:
Investments, at cost	$99,130,307

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

4

US VEGAN CLIMATE ETF
STATEMENT OF OPERATIONS
For the Period Ended January 31, 2026 (Unaudited)

INVESTMENT INCOME:
Dividend income	$800,627
Less: issuance fees	(13)
Total investment income	800,614
EXPENSES:
Investment advisory fee	395,022
Total expenses	395,022
Net investment income	405,592
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(1,289,583)
In-kind redemptions	5,356,970
Net realized gain (loss)	4,067,387
Net change in unrealized appreciation (depreciation) on:
Investments	7,694,599
Net change in unrealized appreciation (depreciation)	7,694,599
Net realized and unrealized gain (loss)	11,761,986
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 12,167,578

The accompanying notes are an integral part of these financial statements.

5

US VEGAN CLIMATE ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended January 31, 2026 (Unaudited)	Year Ended July 31, 2025
OPERATIONS:
Net investment income (loss)	$405,592	$657,059
Net realized gain (loss)	4,067,387	11,627,815
Net change in unrealized appreciation (depreciation)	7,694,599	2,602,884
Net increase (decrease) in net assets from operations	12,167,578	14,887,758
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(501,346)	(534,961)
Total distributions to shareholders	(501,346)	(534,961)
CAPITAL TRANSACTIONS:
Shares sold	13,537,302	26,947,042
Shares redeemed	(7,617,915)	(21,712,973)
Net increase (decrease) in net assets from capital transactions	5,919,387	5,234,069
Net increase (decrease) in net assets	17,585,619	19,586,866
NET ASSETS:
Beginning of the period	120,635,442	101,048,576
End of the period	$ 138,221,061	$120,635,442
SHARES TRANSACTIONS
Shares sold	225,000	500,000
Shares redeemed	(125,000)	(400,000)
Total increase (decrease) in shares outstanding	100,000	100,000

The accompanying notes are an integral part of these financial statements.

6

US Vegan Climate ETF
Financial Highlights

	Period Ended January 31, 2026 (Unaudited)	Year Ended July 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$56.11	$49.29	$40.35	$35.26	$40.24	$28.93
INVESTMENT OPERATIONS:
Net investment income(a)	0.19	0.31	0.28	0.28	0.22	0.20
Net realized and unrealized gain (loss) on investments(b)	5.36	6.77	8.92	5.09	(5.01)	11.31
Total from investment operations	5.55	7.08	9.20	5.37	(4.79)	11.51
LESS DISTRIBUTIONS FROM:
Net investment income	(0.23)	(0.26)	(0.26)	(0.28)	(0.19)	(0.20)
Total distributions	(0.23)	(0.26)	(0.26)	(0.28)	(0.19)	(0.20)
Net asset value, end of period	$61.43	$56.11	$49.29	$40.35	$35.26	$40.24
TOTAL RETURN(c)	9.90%	14.40%	22.90%	15.36%	−11.94%	39.89%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$138,221	$120,635	$101,049	$75,656	$67,876	$59,361
Ratio of expenses to average net assets(d)	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets(d)	0.62%	0.60%	0.64%	0.80%	0.56%	0.58%
Portfolio turnover rate(c)(e)	13%	15%	18%	20%	17%	22%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

7

US VEGAN CLIMATE ETF
NOTES TO FINANCIAL STATEMENTS
January 31, 2026 (Unaudited)
NOTE 1 – ORGANIZATION
US Vegan Climate ETF (the “Fund”) is a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the performance, before fees and expenses, of the Beyond Investing US Vegan Climate® Index (the “Index”). The Fund commenced operations on September 9, 2019.
The end of the reporting period for the Fund is January 31, 2026. The current fiscal period is the period from August 1, 2025 to January 31, 2026.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® Exchanges (collectively, “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.
As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

8

US VEGAN CLIMATE ETF
NOTES TO FINANCIAL STATEMENTS
January 31, 2026 (Unaudited)(Continued)
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$137,688,864	$—	$—	$137,688,864
Money Market Funds	489,764	—	—	489,764
Total Investments in Securities	$138,178,628	$—	$—	$138,178,628

^	See Schedule of Investments for breakout of investments by sector.
During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.
B.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and applicable state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained upon examination by the tax authorities. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.
C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income and expense are recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income and expense is recorded on an accrual basis.

Distributions received from the Fund’s investments in Real Estate Investment Trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions received during the current calendar year for

9

US VEGAN CLIMATE ETF
NOTES TO FINANCIAL STATEMENTS
January 31, 2026 (Unaudited)(Continued)
financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.
D.
Foreign Taxes. The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with Management’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of January 31, 2026, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
E.
Distributions to Shareholders. Distributions to shareholders from net investment income, if any, are declared and paid quarterly by the Fund. Distributions to shareholders of net realized gains on securities are declared and paid by the Fund on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

G.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

H.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences primarily relate to redemptions in-kind. For the fiscal year ended July 31, 2025, the following table shows the reclassifications made:

Distributable Earnings (Accumulated Losses)	Paid-In Capital
$(12,539,763)	$12,539,763

I.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J.
Segment Reporting. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by Claire Smith, CEO of Beyond Investing LLC, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

10

US VEGAN CLIMATE ETF
NOTES TO FINANCIAL STATEMENTS
January 31, 2026 (Unaudited)(Continued)
K.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Beyond Investing LLC (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Penserra Capital Management, LLC (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and all other non-distribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For the services it provides to the Fund, the Fund pays the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.60% of the Fund’s average daily net assets up to $150 million, then an annual rate of 0.50% is adopted on average daily net assets in excess of $150 million. The Adviser is responsible for paying the Sub-Adviser. The Index that the Fund tracks was developed by Beyond Advisors IC, an affiliate of the Adviser.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.
All officers of the Trust are affiliated with the Administrator and Custodian.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $23,707,362 and $17,389,445, respectively.
During the current fiscal period, there were no purchases or sales of U.S. Government securities.
During the current fiscal period, there was $7,277,014 of in-kind transactions associated with creations and
$7,535,214 associated with redemptions.
NOTE 5 – INCOME TAX INFORMATION
The amount and character of tax basis distributions and composition of net assets, including distributable earnings
(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period.

11

US VEGAN CLIMATE ETF
NOTES TO FINANCIAL STATEMENTS
January 31, 2026 (Unaudited)(Continued)
The components of distributable earnings (accumulated losses) and cost basis of investments for federal income tax purposes at July 31, 2025 were as follows:

Tax cost of investments	$89,846,866
Gross tax unrealized appreciation	37,377,104
Gross tax unrealized depreciation	(6,637,794)
Net tax unrealized appreciation (depreciation)	30,739,310
Undistributed ordinary income	227,314
Undistributed long-term capital gains	—
Other accumulated gain (loss)	(4,509,187)
Distributable earnings (accumulated deficit)	$26,457,437

The differences between the cost basis for financial statement and federal income tax purposes are primarily due to timing differences in recognizing wash sales.
A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended July 31, 2025, the Fund did not elect to defer any post-October capital losses or late-year ordinary losses.
As of July 31, 2025, the Fund had $2,137,556 of short-term capital loss carryforward and $2,371,631 of long-term capital loss carryforward available for federal income tax purposes. These amounts do not have an expiration date.
The tax character of distributions paid by the Fund during the fiscal years ended July 31, 2025 and July 31, 2024, was as follows:

	Year Ended July 31,
	2025	2024
Ordinary Income	$534,961	$508,815

NOTE 6 – SHARE TRANSACTIONS
Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed transaction fee for the Fund is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees

12

US VEGAN CLIMATE ETF
NOTES TO FINANCIAL STATEMENTS
January 31, 2026 (Unaudited)(Continued)
received by the Fund, if any, are displayed in the Capital Transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Fund have equal rights and privileges.
NOTE 7 – RISKS
Concentration Risk. To the extent the Fund invests more heavily in particular industries, groups of industries, or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries, groups of industries, or sectors of the economy, and the value of shares may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries or sectors. As of January 31, 2026 the Fund was concentrated in the Technology sector.

13

US Vegan Climate ETF
FEDERAL TAX INFORMATION (Unaudited)
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended July 31, 2025, certain dividends paid by the Fund may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax relief Reconciliation Act of 2003.
The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00%.
For corporate shareholders, the percentage of ordinary income distributions that qualified for the corporate dividend received deduction for the fiscal year ended July 31, 2025 was 100.00%.
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

14

US VEGAN CLIMATE ETF
ADDITIONAL INFORMATION (Unaudited)
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
There were no changes in or disagreements with accountants during the period covered by this report.
PROXY DISCLOSURE
There were no matters submitted to a vote of shareholders during the period covered by this report.
REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS
All fund expenses, including Trustee compensation is paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

15

US VEGAN CLIMATE ETF (VEGN)
APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on December 9-10, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) approved a reduction in the management fee associated with the Investment Advisory Agreement (the “Advisory Agreement”) between Beyond Investing LLC (the “Adviser”) and the Trust, on behalf of U.S. Vegan Climate ETF (the “Fund”). The Board last approved the continuance of the Advisory Agreement at a meeting held on July 9-10, 2025.
Prior to the Meeting, the Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided to the Fund by the Adviser; (ii) the historical performance of the Fund; (iii) the cost of the services provided and the profits realized by the Adviser from services rendered to the Fund; (iv) comparative performance, fee, and expense data for the Fund and other investment companies with similar investment objectives, including a report prepared by Barrington Partners, an independent third party, that compares the Fund’s investment performance, fees, and expenses to relevant market benchmarks and peer groups (the “Barrington Report”); (v) the extent to which any economies of scale realized by the Adviser in connection with its services to the Fund are shared with Fund shareholders; (vi) any other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund; and (vii) other factors the Board deemed to be relevant. The Board also met via videoconference approximately eight days before the Meeting to discuss their initial thoughts regarding the Materials and communicate to Trust officers their follow up questions, if any, that they would like the Adviser to address at the Meeting and/or through revised or supplemental Materials.
The Board also considered that the Adviser, along with other service providers of the Fund, had provided written and oral updates on the firm over the course of the year with respect to its role as the Fund’s investment adviser. Additionally, Adviser representatives at the Meeting explained their rationale for proposing a reduction to the Fund’s management fee through the introduction of an asset level breakpoint. The Board then discussed the Materials and the Adviser’s oral presentation, as well as any other relevant information received by the Board at the Meeting and at prior meetings, including the Adviser’s 15(c) presentation at the July 9-10, 2025 quarterly Board meeting, and deliberated, in light of this information, on the approval of the reduction in the management fee associated with the Advisory Agreement.
Approval of the Continuation of the Advisory Agreement with the Adviser
Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser had provided and would continue to provide investment management services to the Fund. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Adviser’s compliance program. The Board also considered its previous experience with the Adviser providing investment management services to the Fund. The Board noted that it had received a copy of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information.
The Board also considered other services provided by the Adviser to the Fund, including oversight of the Fund’s sub-adviser, monitoring the Fund’s adherence to its investment restrictions and compliance with the Fund’s policies and procedures and applicable securities regulations, as well as monitoring the extent to which the Fund achieves its investment objective as a passively managed fund. Additionally, the Board considered that the Adviser’s affiliate, Beyond Advisors IC, serves as index provider to the Fund, and the Adviser will provide advisory services to the Fund based on its affiliated index.
In addition, the Board acknowledged the Adviser’s assertions that there would be no reduction in the level, nature or quality of services provided to the Fund as a result of the proposed reduction in the management fee.
Historical Performance. The Trustees next considered the Fund’s performance. Because the Fund is designed to track the performance of an index, the Board considered, among other things, the extent to which the Fund tracked its index before fees and expenses. The Board noted that, for each of the one-, three-, five-year, and since inception periods ended September 30, 2025, the Fund’s performance on a gross of fees basis (i.e., excluding the effect of fees and

16

US VEGAN CLIMATE ETF (VEGN)
APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS(Continued)
expenses on Fund performance) was generally consistent with the performance of its underlying index, indicating that the Fund tracked its underlying index closely and in an appropriate manner. The Board further noted that the Fund slightly outperformed its broad-based benchmark, the S&P 500® Index, over the three-year and since inception periods but slightly underperformed the same benchmark over the one-, and five-year periods. In comparing their returns, the Board considered that the Fund, unlike its benchmark, does not seek broad exposure to the large-cap U.S. equity market; rather, the Fund is designed to implement a set of rules that seek to address the concerns of vegans, animal lovers, and environmentalists by avoiding investments in companies whose activities directly contribute to animal suffering, destruction of the natural environment, and climate change.
In addition, the Board observed that information regarding the Fund’s past investment performance for periods ended September 30, 2025, had been included in the Materials, including the Barrington Report, which compared the performance results of the Fund with the returns of a group of ETFs selected by Barrington Partners as most comparable (the “Peer Group”) as well as with funds in the Fund’s Morningstar category – US Fund Large Growth (the “Category Peer Group”). As part of its review, the Board took into consideration that the funds included in the Category Peer Group do not necessarily apply any screens related to environmental, social, and governance (ESG) themes. Additionally, at the Board’s request, the Adviser identified the funds the Adviser considered to be the Fund’s most direct competitors (the “Selected Peer Group”) and provided the Selected Peer Group’s performance results. The funds included by the Adviser in the Selected Peer Group include funds that, based on a combination of quantitative and qualitative considerations made by the Adviser, have similar investment objectives and principal investment strategies as the Fund. The Board further noted that although the funds in the Selected Peer Group are broadly based large-cap funds that are fossil-free and meet certain ESG-inspired criteria, none of the funds in the Selected Peer Group employ all of the same vegan restrictions and policies applicable to the Fund.
The Board then noted that, for the three-year period ended September 30, 2025, the Fund slightly outperformed the median return of funds in both its Peer Group and its Category Peer Group. The Board also noted that the Fund slightly outperformed the median return of funds in its Category Peer Group over the one- and five-year periods but slightly underperformed the median return of funds in its Peer Group over the same periods. In addition, the Board considered that the Fund outperformed most of the funds in its Selected Peer Group over the one- and five-year periods ended October 20, 2025, and outperformed all of its Selected Peer ETFs over the three-year period.
Cost of Services Provided and Economies of Scale. The Board then reviewed the Fund’s proposed management fee relative to the existing management fee paid by the Fund to the Adviser. The Board noted that the Adviser has proposed instituting an advisory fee breakpoint, such that the Fund’s management fee will remain unchanged with respect to the Fund’s first $150 million in average daily net assets, but the Fund’s management fee will be reduced by ten basis points with respect to average daily net assets in excess of $150 million.
The Board took into consideration that the Adviser had charged, and would continue to charge, a “unified fee,” meaning the Fund pays no expenses other than the advisory fee and, if applicable, certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser had been and would continue to be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of the Adviser’s own fee and resources.
The Board noted that the Fund’s net expense ratio was equal to its unified fee. The Board then compared the Fund’s net expense ratio, using the reduced management fee, to those of its Peer Group and Category Peer Group, as shown in the Barrington Report, as well as its Selected Peer Group. The Board noted that the Fund’s net expense ratio continues to be lower than the median net expense ratio of the funds in its Category Peer Group and higher than the median net expense ratio of its Peer Group. In addition, the Board observed that the Fund’s net expense ratio remains higher than the net expense ratio of most of the funds in its Selected Peer Group. The Board noted that although the Fund’s net expense ratio remains higher than the median net expense ratio of both its Peer Group and Selected Peer Group, the proposed reduction in the Fund’s management fee will help close the gap between the Fund and certain of its peer funds with respect to expenses.
The Board then considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Fund and obligations under the unified fee arrangement, noting that the Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits

17

US VEGAN CLIMATE ETF (VEGN)
APPROVAL OF ADVISORY AGREEMENT & BOARD CONSIDERATIONS(Continued)
received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s profitability with respect to the Fund at various actual and projected Fund asset levels.
The Board also considered the Fund’s expenses and advisory fee structure in light of its potential economies of scale. The Board determined that the Fund’s unitary fee structure, coupled with the introduction of an advisory fee breakpoint, reflects a sharing of economies of scale between the Adviser and the Fund at its current asset level. The Board noted its intention to monitor fees as the Fund grows in size and assess whether additional advisory fee breakpoints may be warranted in the future should the Adviser realize economies of scale in its management of the Fund.
Conclusion. No single factor was determinative of the Board’s decision to approve the reduction in the management fee associated with the Advisory Agreement with respect to the Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the approval of the management fee reduction associated with the Advisory Agreement, as discussed at the Meeting, was fair and reasonable to the Fund and in the best interests of the Fund and its shareholders.

18

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	4/7/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	4/7/2026

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	4/7/2026

* Print the name and title of each signing officer under his or her signature